Hire purchase liabilities (Details Narrative)	Mar. 31, 2025	Dec. 31, 2024
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Interest rate of hire purchase obligation percentage	4.55%	4.55%